GOING CONCERN (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Sep. 30, 2023	Oct. 31, 2023
Notes and other explanatory information [abstract]
Cash and cash equivalents	$ 3.4
Total current liabilities	3.1
Net (loss) income	11.1
Cash used in operating activities	7.7
Cash on hand		$ 7.2
Public float	$ 75.0